BORROWINGS - Components of borrowings (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Non-current borrowings	$ 791.5	$ 790.8
Other borrowings	143.2	136.5
Total	$ 934.7	$ 927.3